Initial Public Offering (Details) - $ / shares			1 Months Ended	12 Months Ended
	Mar. 15, 2021	Dec. 31, 2020	Dec. 31, 2020	Mar. 15, 2021	Sep. 30, 2021
Initial Public Offering (Details) [Line Items]
Sale of units (in Shares)			8,625,000
Sale of stock price per unit	$ 9.53			$ 9.53	$ 9.65
IPO [Member]
Initial Public Offering (Details) [Line Items]
Sale of units (in Shares)		30,000,000		34,500,000
Private Placement [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock price per unit	11.50			$ 11.50
Class A Common Stock
Initial Public Offering (Details) [Line Items]
Sale of stock price per unit	10.00			10.00
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class A Common Stock | IPO [Member]
Initial Public Offering (Details) [Line Items]
Sale of units (in Shares)	34,500,000